Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Contractual Commitments [Line Items]
Facilities operating leases 2013	$ 2,235
Facilities operating leases 2014	2,288
Facilities operating leases 2015	2,225
Facilities operating leases 2016	2,266
Facilities operating leases 2017	2,333
Facilities operating leases 2018 and after	577
Facilities operating leases Total minimum payments	11,924
Other contractual obligations 2013	2,836
Other contractual obligations 2014	1,582
Other contractual obligations 2015	639
Other contractual obligations 2016	447
Other contractual obligations 2017
Other contractual obligations, Total minimum payments	5,504
Total 2013	5,071
Total 2014	3,870
Total 2015	2,864
Total 2016	2,713
Total 2017	2,333
Total 2018 and after	577
Total minimum payments	$ 17,428